Loans Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Residential mortgage loans	$ 5,132,745		$ 4,837,838			$ 5,033,832
Multi-family loans	3,557,333		2,995,052			1,816,118
Commercial real estate loans	2,190,099		1,966,156			1,418,089
Construction loans	218,391		224,816			277,625
Consumer and other loans	224,029		238,922			242,227
Commercial and industrial loans	195,187		168,943			106,299
Total loans	11,517,784		10,431,727			8,894,190
PCI loans	6,474		6,744			876
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	11,524,258		10,438,471			8,895,066
Net unamortized premiums and deferred loan costs	16,533		10,487			16,387
Allowance for loan losses	(166,779)	(154,467)	(142,172)	(131,266)	(128,474)	(117,242)	(90,931)	(55,052)
Net loans	$ 11,374,012		$ 10,306,786			$ 8,794,211